Contributed Equity	12 Months Ended
Jun. 30, 2024
Contributed Equity [Abstract]
Contributed Equity

Note 30. Contributed Equity

	June 30, 2024	June 30, 2023	June 30, 2022
	US$	US$	US$
(a) Ordinary shares
Issued and fully paid at June 30	466,084,145	320,883,552	235,277,217
Movement in ordinary shares:
Opening balance	320,883,552	235,277,217	234,147,526
Issue of shares on exercise of options granted under the LTIP	—	3,790,978	1,129,691
Issue of shares on exercise of options granted from Placement and Institutional Offer	894	—	—
Issue of shares net of issuance costs from 2023 Placement and Institutional Offer $4,764,890	50,273,023	—	—
Issue of shares net of issuance costs from 2024 Placement and Entitlement Offer $8,903,734	94,926,676	81,815,357	—
	466,084,145	320,883,552	235,277,217
Ordinary shares on issue:	No:	No:	No:
Opening balance	467,159,434	352,152,542	351,003,541
Issue of shares on exercise of options granted under the LTIP	—	2,387,826	1,149,001
Issue of share on exercise of options from Placement and Institutional Offer	1,743	—	—
Issue of shares on ASX from 2023 Placement and Entitlement Offer	195,647,457	—	—
Issue of shares on ASX from 2024 Placement and Entitlement Offer	428,658,137	112,619,066	—
	1,091,466,771	467,159,434	352,152,542

Fully paid ordinary shares have no par value, carry one vote per share and carry the right to dividends. No cash dividends have been paid, declared or recommended during or since the end of the financial year by the Company. We have not declared or paid any dividends on our ordinary shares. We intend to retain any earnings for use in our business and do not currently intend to pay cash dividends on our ordinary shares. Dividends, if any, on our outstanding ordinary shares will be declared by and subject to the discretion of our board of directors, and subject to Australian law.

Equity and Investor options - 2023

On August 28, 2023, the Company offered approximately 160,213,060 new shares at the offer price of A$0.46 per new share and approximately 80.0 million Institutional and placement options with an exercise price of A$0.80 to participants in the Placement and Institutional Entitlement Offer on the basis of 1 Institutional option for every 2 new shares issued under the Placement and 35,434,397 new shares at the offer price of A$0.46 per new share and approximately 18.0 million new options to eligible shareholders with an exercise price of A$0.80 on the basis of 1 new option for every 2 new shares issued under the Retail Entitlement Offer. Pursuant to the Retail Entitlement Offer and Institutional Entitlement Offer, the company raised gross proceeds of A$90.0 million (US$58.2 million). Each Option entitles the holder to one ordinary share of the company. These Investor options were listed September 21, 2023 at A$0.05 and year end A$0.22 (ASX: OPT-OA).

Equity and Investor options – 2024

On June 14, 2024, the Company offered approximately 543,285,766 new shares at the offer price of A$0.40 per new share and approximately 142.9 million Institutional and placement options with an exercise price of A$1.00 to participants in the Placement and Institutional Entitlement Offer on the basis of 1 Institutional option for every 3 new shares issued under the Placement and approximately 139,627,846 new shares at the offer price of A$0.40 per new share and approximately 46.5 million new options to eligible shareholders with an exercise price of A$1.00 on the basis of 1 new option for every 3 new shares issued under the Retail Entitlement Offer. Pursuant to the Retail Entitlement Offer and Institutional Entitlement Offer, the company raised gross proceeds of A$227.3 million (US$151.9 million) of which A$55.9 million (US$37.6 million ) was received after year end. Each Option entitles the holder to one ordinary share of the company. These Investor options were unlisted on issue and year end, a fair value was determined was determined by management at issuance and at year end of $0.11 (ASX: OPT-OB).

Issued capital at June 30, 2024 amounted to US$466,084,145 (1,091,446,771 fully paid ordinary shares) net of share issue costs and tax

During the year ended June 30, 2024 the Company issued 624,305,594 ordinary shares on ASX listing for net proceeds of US$145,199,699.

Issued capital at June 30, 2023 amounted to US$320,883,552 (467,159,434 fully paid ordinary shares) net of share issue costs and tax.

During the year ended June 30, 2023 the Company issued 112,619,066 ordinary shares on ASX listing for net proceeds of US$81,815,3571.

Options granted to directors and employees.

The company has two share‑based payment schemes, the Long-Term Incentive Plan (LTIP) and Non‑Executive Director Share and Option Plan. Options to subscribe for the Company’s shares have been granted under these plans to certain employees and directors.

The Company granted 9,850,000 options/rights over ordinary shares and 5,045,000 ADS options under these plans during the year ended June 30, 2024 (Note 38). These options/rights had a weighted average fair value at grant date of $1.18 per option and $1.97 per ADS option. During the year ended June 30, 2024, no options granted under the LTIP and NED Plan were exercised.

The company granted 10,050,000 options/rights and 755,000 American Depository Shares (ADS) options over ordinary shares under these plans during the year ended June 30, 2023 (Note 38). These options/rights had a weighted average fair value at grant date of $1.62 per options and the ADS options had a weighted average fair value at grant date of $6.75. During the year ended June 30, 2023, 6,613,000 options granted under the LTIP and NED Plan were exercised for $3,790,977 ($1,040,718 for cash and $2,750,258 via cashless conversion)

The company granted 8,400,000 options/rights and 925,000 American Depository Shares (ADS) options over ordinary shares under these plans during the year ended June 30, 2022 (Note 38). These options/rights had a weighted average fair value at grant date of $0.781 per options and the ADS options had a weighted average fair value at grant date of $6.75. During the year ended June 30, 2022, 2,056,000 options granted under the LTIP and NED Plan were exercised for $1,129,691 ($257,175 for cash and $872,516 via cashless conversion).

The company granted 7,000,000 options over ordinary shares under these plans during the year ended June 30, 2021 (note 38). These options had a weighted average fair value at their grant date of US$1.03 per option. During June 30, 2021 8,400,000 options granted under the LTIP and NED Plan were exercised for US$3,271,542. No options were granted under the Plans during the year ended June 30, 2020.

At June 30, 2024, the Company had 13,848,860 Non‑Executive Director options that remain unexercised with expiry of November 2026 for 875,342 options and November 2025 for 2,973,518, options, October 2024 for 4,000,000 options, January 2025 for 3,000,000 options, October 2025 for 1,500,000 options and April 2026 for 1,500,000 options..

At June 30, 2023, the company had 7,250,000 Non-Executive Director options that remain unexercised with expiry of October 2024 for 3,000,000 options, January 2025 for 2,250,000 options, October 2025 for 1,000,000 options and April 2026 for 1,000,000 options.

At June 30, 2022, the company had 7,500,000 Non-Executive Director options that remain unexercised with expiry of November 2022 for 3,000,000 options, October 2024 for 2,000,000 options, January 2025 for 1,500,000 options, October 2025 for 500,000 options and April 2026 for 500,000 options.

Capital management

The Group is not subject to any externally imposed capital requirements. When managing share capital, management’s objective is to ensure the entity continues as a going concern as well as to provide benefits to shareholders and for other stakeholders. In order to maintain or achieve an appropriate capital structure, the Company may issue new shares or reduce its share capital, subject to the provisions of the Company’s constitution. The Group only commits to significant R&D expenditure when this is fully funded either by existing funds, the DFA or further equity raises.